Financial liabilities - Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities (Details) € in Thousands	Dec. 31, 2024 EUR (€)
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	€ 32,102
2025
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	9,137
2026
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	8,901
2027
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	8,829
2028
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,312
2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,427
>2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	2,496
State guaranteed loan Société Générale
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	15,502
State guaranteed loan Société Générale | 2025
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	5,167
State guaranteed loan Société Générale | 2026
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	5,167
State guaranteed loan Société Générale | 2027
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	5,167
State guaranteed loan Société Générale | 2028
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loan Société Générale | 2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loan Société Générale | >2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loan BNP Paribas
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	6,662
State guaranteed loan BNP Paribas | 2025
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	2,222
State guaranteed loan BNP Paribas | 2026
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	2,221
State guaranteed loan BNP Paribas | 2027
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	2,220
State guaranteed loan BNP Paribas | 2028
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loan BNP Paribas | 2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
State guaranteed loan BNP Paribas | >2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease finance obligations – Rent Le Virage
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	133
Lease finance obligations – Rent Le Virage | 2025
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	133
Lease finance obligations – Rent Le Virage | 2026
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease finance obligations – Rent Le Virage | 2027
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease finance obligations – Rent Le Virage | 2028
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease finance obligations – Rent Le Virage | 2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease finance obligations – Rent Le Virage | >2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc.
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	166
Lease liabilities – Premises Innate Inc. | 2025
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	104
Lease liabilities – Premises Innate Inc. | 2026
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	62
Lease liabilities – Premises Innate Inc. | 2027
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc. | 2028
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc. | 2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc. | >2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	76
Lease liabilities – Vehicles | 2025
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	32
Lease liabilities – Vehicles | 2026
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	24
Lease liabilities – Vehicles | 2027
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	16
Lease liabilities – Vehicles | 2028
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	4
Lease liabilities – Vehicles | 2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities – Vehicles | >2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	9
Lease liabilities - Printers | 2025
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	9
Lease liabilities - Printers | 2026
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers | 2027
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers | 2028
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers | 2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers | >2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Loans – Equipment
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	43
Loans – Equipment | 2025
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	43
Loans – Equipment | 2026
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Loans – Equipment | 2027
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Loans – Equipment | 2028
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Loans – Equipment | 2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Loans – Equipment | >2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	0
Loan – Building
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	9,510
Loan – Building | 2025
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,427
Loan – Building | 2026
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,427
Loan – Building | 2027
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,427
Loan – Building | 2028
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,308
Loan – Building | 2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	1,427
Loan – Building | >2029
Disclosure of financial liabilities [Line Items]
Undiscounted cash flows	€ 2,496